Exploration and Evaluation Assets	12 Months Ended
Aug. 31, 2020
Disclosure Of Exploration And Evaluation Assets [Abstract]
Exploration and Evaluation Assets [Text Block]

6. Exploration and Evaluation Assets

	September 1,		Impairment	August 31,
	2018	Expenditures	Loss	2019

Separation Rapids Lithium Project (a)	$11,010,950	$511,188	$—	$11,522,138
East Kemptville Tin-Indium Project (b)	5,827,524	315,087	(639,034)	5,503,577
Other (c)	35,760	3,728	—	39,488

	$16,874,234	$830,003	$(639,034)	$17,065,203

	September 1,		Impairment	August 31,
	2019	Expenditures	Loss	2020

Separation Rapids Lithium Project (a)	$11,522,138	$503,191	$—	$12,025,329
East Kemptville Tin-Indium Project (b)	5,503,577	83,633	(5,587,210)	—
Other (c)	39,488	18,382	—	57,870

	$17,065,203	$605,206	$(5,587,210)	$12,083,199

 a) Separation Rapids Lithium Project, Ontario

The Company owns a 100% interest in certain mineral claims and a mining lease in the Kenora area of Ontario.

b) East Kemptville Tin-Indium Project, Nova Scotia

The Company held a special exploration licence (the "Special Licence") to search and prospect for all minerals except for coal, salt, potash and uranium within four claims in the East Kemptville area of Yarmouth, Nova Scotia.

The Special Licence had a term of three years which began February 2, 2015 and was renewable for an additional two one-year periods, which extended the Special Licence until February 1, 2020, which has since been converted to a regular exploration licence.

The Company completed a preliminary economic assessment during fiscal 2018 with a development model of utilizing the existing tailings management area ("TMA") and had been in negotiation with the surface rights owner to secure full tenure to the project site. Agreement in principle was reached in Fiscal 2019, however, the surface rights owner subsequently refused to sign the agreement after putting on hold any new work on TMAs on all of its closed minesites. Not having access to the existing unused tailings ponds severely limits the possibilities for economic re-development of the site. This realization coupled with the continuing difficulties in getting surface access to the project site, caused the Company to decide to withdraw its lease application and to write off the costs incurred to-date of $5,587,210 as an impairment loss during the Year.

The Company also had a number of regular exploration licences covering certain claims in the same proximity to the claims covered under the special exploration licence. During the year ended August 31, 2019, the Company decided not to renew these peripheral exploration licences, and accordingly the costs incurred to-date of $639,034 on the mineral claims under the exploration licences had been written off as an impairment loss during the year ended August 31, 2019.

c) Other Resource Properties

The Company has a 100% interest in a mining lease in the Warren Township Anorthosite Project, located near Foleyet, Ontario, a 100% interest in several claims in the Lilypad Cesium-Tantalum Property, located 150 km northeast of Pickle Lake, Ontario, a 2.0% NSR interest in certain claims of the East Cedartree Gold Property located near Kenora, Ontario, and a 2.4% NSR interest in the Wolf Mountain Platinum-Palladium Project located near Thunder Bay, Ontario.